Stock-Based Compensation - Expense (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 45,700	$ 213,669	$ 62,776	$ 358,969
Non-employee contractors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		(2,271)	7,893	20,367
Location operating expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		14,950	8,975	46,135
Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		94,790	41,783	300,612
Restructuring and other related costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		103,929	12,018	12,222
WeWork Partnerships Profits Interest Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		101,982	874	15,128
Service-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		12,685	28,154	83,564
Stock-based compensation expense capitalized		100	400	1,100
Service-based vesting stock options | Non-employee contractors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		(2,271)	1,747	2,209
Service, performance and market-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		12,679	1,133	0
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		34,462	8,242	10,989
2019 Tender Offer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		0	0	136,032
2020 Tender Offer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		0	9,130	112,788
2021 Tender Offer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		47,970	0	0
2020 Option Repricing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		1,184	1,276	0
PacificCo LTEIP exit event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		0	11,421	0
ChinaCo ordinary share subscription rights | Non-employee contractors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		0	6,146	18,040
Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		2,707	2,546	468
Other | Non-employee contractors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		$ 0	$ 0	$ 118